New York Life Insurance Company
51 Madison Avenue New York, NY 10010
Bus: 212-576-7558
Fax: 212-447-0569
E-mail : charles_a_whites@newyorklife.com www.newyorklife.com

Charles A. Whites, Jr.
Vice President & Associate General Counsel

March 10, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

    Corporate Sponsored Variable Universal Life Separate Account I

    File No. 811-07697

Commissioners:

The Annual Reports dated December 31, 2015, of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account I of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of The Alger Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-5550.

The Annual Reports for certain portfolios of AB Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001124155, File No. 811-10155.

The Annual Reports for certain portfolios of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain portfolios of BlackRock Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No.0000355916, File No. 811-03290.

The Annual Reports for certain series of Davis Variable Account Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001084060, File No. 811-09293.

The Annual Reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814230, File No. 811-05162.

The Annual Reports for certain portfolios of Deutsche Investments VIT Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006373, File No. 811-07507.

Securities and Exchange Commission

The Annual Reports for certain portfolios of Deutsche Variable Series I are incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257.

The Annual Reports for certain portfolios of Deutsche Variable Series II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Annual Reports for certain portfolios of DFA Investment Dimensions Group Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000355437, File No. 811-03258.

The Annual Reports for certain series of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File Nos. 811-08673.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund IV are incorporated by reference as filed on Form N-CSRS, CIK No. 0000720318, File No. 811-03759.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Annual Reports for certain portfolios of Janus Aspen Series incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Lazard Retirement Series Inc. incorporated by reference as filed on Form N-CSRS, CIK No. 0001033669, File No. 811-08071.

The Annual Reports for certain portfolios of Lincoln Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000914036, File No. 811-08090.

The Annual Reports for certain portfolios of Lord Abbett Series Fund Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000855396, File No. 811-05876.

The Annual Reports for certain series of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000736913, File No. 811-04255.

The Annual Reports for certain portfolios of Northern Lights Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001352621, File No. 811-21853.

The Annual Reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000752737, File No. 811-04108.

The Annual Reports for certain series of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Annual Reports for certain portfolios of The Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.

The Annual Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918294, File No. 811-07143.

The Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

Securities and Exchange Commission

The Annual Reports for certain portfolios of Van Eck VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

The Annual Reports for certain portfolios of Voya Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001015965, File No. 811-07651.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Vice President & Associate General Counsel